Apr. 01, 2019
AIG Focused Growth Fund
AIG Focused Growth Fund
SunAmerica Specialty Series AIG Focused Growth Fund Supplement dated April 1, 2019 to each Fund’s Summary Prospectus and Prospectus, as supplemented and amended to date

Effective immediately, in the section of each Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.